UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

(b) Not applicable.

The Select Sector SPDR Trust
Semi-Annual Report

March 31, 2021

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca, Inc.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
The Communication Services Select Sector SPDR Fund	XLC
The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS (Unaudited)

[This Page Intentionally Left Blank]

The Communication Services Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
Facebook, Inc. Class A	2,811,506,508	22.2%
Alphabet, Inc. Class A	1,491,915,592	11.7
Alphabet, Inc. Class C	1,434,061,198	11.3
Netflix, Inc.	577,523,526	4.5
T-Mobile US, Inc.	571,304,859	4.5
TOTAL	6,886,311,683	54.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
Amazon.com, Inc.	4,425,867,948	22.8%
Tesla, Inc.	2,677,436,145	13.8
Home Depot, Inc.	1,715,532,167	8.8
McDonald's Corp.	878,536,230	4.5
NIKE, Inc. Class B	818,079,478	4.2
TOTAL	10,515,451,968	54.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
Procter & Gamble Co.	1,732,896,461	16.1%
Coca-Cola Co.	1,062,257,672	9.9
PepsiCo, Inc.	1,014,019,263	9.4
Walmart, Inc.	978,499,217	9.1
Costco Wholesale Corp.	497,013,719	4.6
TOTAL	5,284,686,332	49.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
Exxon Mobil Corp.	5,001,600,728	22.4%
Chevron Corp.	4,950,193,777	22.1
EOG Resources, Inc.	1,118,416,517	5.0
Schlumberger NV	1,004,610,192	4.5
ConocoPhillips	973,232,324	4.3
TOTAL	13,048,053,538	58.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
Berkshire Hathaway, Inc. Class B	4,908,603,135	12.8%
JPMorgan Chase & Co.	4,681,092,594	12.2
Bank of America Corp.	2,961,990,253	7.7
Wells Fargo & Co.	1,627,632,211	4.2
Citigroup, Inc.	1,530,212,224	4.0
TOTAL	15,709,530,417	40.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
Johnson & Johnson	2,428,563,300	9.9%
UnitedHealth Group, Inc.	1,977,204,537	8.0
Abbott Laboratories	1,193,422,565	4.8
Pfizer, Inc.	1,135,307,700	4.6
Merck & Co., Inc.	1,096,517,984	4.5
TOTAL	7,831,016,086	31.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
Honeywell International, Inc.	1,017,155,289	5.1%
Union Pacific Corp.	994,702,395	4.9
Boeing Co.	941,509,309	4.7
Caterpillar, Inc.	851,861,164	4.2
United Parcel Service, Inc. Class B	824,056,273	4.1
TOTAL	4,629,284,430	23.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
Linde PLC	1,115,903,513	16.1%
Air Products & Chemicals, Inc.	474,293,663	6.9
Sherwin-Williams Co.	453,425,226	6.5
Ecolab, Inc.	405,606,564	5.9
Freeport-McMoRan, Inc.	365,911,673	5.3
TOTAL	2,815,140,639	40.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
American Tower Corp. REIT	319,296,903	12.8%
Prologis, Inc. REIT	235,616,164	9.4
Crown Castle International Corp. REIT	223,155,184	8.9
Equinix, Inc. REIT	182,384,287	7.3
Digital Realty Trust, Inc. REIT	119,023,602	4.8
TOTAL	1,079,476,140	43.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
Apple, Inc.	8,207,774,462	21.5%
Microsoft Corp.	7,571,642,031	19.8
Visa, Inc. Class A	1,529,124,223	4.0
NVIDIA Corp.	1,409,521,807	3.7
Mastercard, Inc. Class A	1,329,246,450	3.5
TOTAL	20,047,308,973	52.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2021

Description	Market Value	% of Net Assets
NextEra Energy, Inc.	1,971,053,651	16.5%
Duke Energy Corp.	986,939,806	8.2
Southern Co.	873,613,299	7.3
Dominion Energy, Inc.	813,994,348	6.8
Exelon Corp.	568,028,548	4.7
TOTAL	5,213,629,652	43.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.9%
AT&T, Inc.	18,502,584	$ 560,073,218
Lumen Technologies, Inc.	9,705,377	129,566,783
Verizon Communications, Inc.	9,706,241	564,417,914
		1,254,057,915
ENTERTAINMENT — 19.0%
Activision Blizzard, Inc.	6,134,423	570,501,339
Electronic Arts, Inc.	2,827,825	382,802,670
Live Nation Entertainment, Inc. (a) (b)	1,410,928	119,435,055
Netflix, Inc. (a)	1,107,088	577,523,526
Take-Two Interactive Software, Inc. (a)	1,132,439	200,101,972
Walt Disney Co. (a)	3,062,319	565,059,102
		2,415,423,664
INTERACTIVE MEDIA & SERVICES — 49.1%
Alphabet, Inc. Class A (a)	723,346	1,491,915,592
Alphabet, Inc. Class C (a)	693,242	1,434,061,198
Facebook, Inc. Class A (a)	9,545,739	2,811,506,508
Twitter, Inc. (a)	7,847,124	499,312,500
		6,236,795,798
MEDIA — 17.4%
Charter Communications, Inc. Class A (a) (b)	898,522	554,406,044
Comcast Corp. Class A	10,335,637	559,261,318
Discovery, Inc. Class A (a)	1,597,557	69,429,827
Discovery, Inc. Class C (a) (b)	2,848,019	105,063,421
DISH Network Corp. Class A (a)	2,432,859	88,069,496
Fox Corp. Class A	3,287,198	118,700,720
Fox Corp. Class B	1,511,233	52,787,368
Interpublic Group of Cos., Inc.	3,841,024	112,157,901
News Corp. Class A	3,845,072	97,780,181
News Corp. Class B	1,197,217	28,086,711
Security Description	Shares	Value
Omnicom Group, Inc.	2,113,932	$ 156,748,058
ViacomCBS, Inc. Class B	5,776,411	260,516,136
		2,203,007,181
WIRELESS TELECOMMUNICATION SERVICES — 4.5%
T-Mobile US, Inc. (a)	4,559,860	571,304,859
TOTAL COMMON STOCKS (Cost $10,530,982,815)		12,680,589,417
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	2,978,330	2,979,224
State Street Navigator Securities Lending Portfolio II (e) (f)	94,781,133	94,781,133
TOTAL SHORT-TERM INVESTMENTS (Cost $97,760,357)		97,760,357
TOTAL INVESTMENTS — 100.7% (Cost $10,628,743,172)		12,778,349,774
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(91,372,563)
NET ASSETS — 100.0%		$ 12,686,977,211
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,680,589,417	$—	$—	$12,680,589,417
Short-Term Investments	97,760,357	—	—	97,760,357
TOTAL INVESTMENTS	$12,778,349,774	$—	$—	$12,778,349,774
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,140,112	$ 2,140,540	$ 72,434,733	$ 71,596,458	$195	$214	2,978,330	$ 2,979,224	$ 4,276
State Street Navigator Securities Lending Portfolio II	58,511,408	58,511,408	371,863,672	335,593,947	—	—	94,781,133	94,781,133	38,509
Total		$60,651,948	$444,298,405	$407,190,405	$195	$214		$97,760,357	$42,785
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.3%
Aptiv PLC (a)	1,419,543	$ 195,754,980
BorgWarner, Inc. (b)	1,256,604	58,256,161
		254,011,141
AUTOMOBILES — 17.1%
Ford Motor Co. (a)	20,544,220	251,666,695
General Motors Co. (a)	6,666,168	383,038,013
Tesla, Inc. (a)	4,008,558	2,677,436,145
		3,312,140,853
DISTRIBUTORS — 1.1%
Genuine Parts Co.	759,114	87,745,987
LKQ Corp. (a)	1,466,957	62,096,290
Pool Corp.	211,471	73,008,248
		222,850,525
HOTELS, RESTAURANTS & LEISURE — 19.7%
Booking Holdings, Inc. (a)	215,304	501,623,871
Caesars Entertainment, Inc. (a)	1,094,935	95,752,066
Carnival Corp. (a)	4,194,247	111,315,315
Chipotle Mexican Grill, Inc. (a)	147,936	210,190,428
Darden Restaurants, Inc.	685,187	97,296,554
Domino's Pizza, Inc.	204,020	75,036,516
Expedia Group, Inc. (a)	727,233	125,171,344
Hilton Worldwide Holdings, Inc. (a)	1,459,480	176,480,322
Las Vegas Sands Corp. (a)	1,726,778	104,919,031
Marriott International, Inc. Class A (a)	1,398,523	207,135,242
McDonald's Corp.	3,919,587	878,536,230
MGM Resorts International	2,159,312	82,032,263
Norwegian Cruise Line Holdings, Ltd. (a)	1,909,479	52,682,526
Penn National Gaming, Inc. (a) (b)	781,507	81,933,194
Royal Caribbean Cruises, Ltd. (a) (b)	1,150,907	98,529,148
Starbucks Corp.	6,189,248	676,299,129
Wynn Resorts, Ltd. (a)	553,160	69,349,669
Yum! Brands, Inc.	1,577,457	170,649,298
		3,814,932,146
HOUSEHOLD DURABLES — 4.0%
D.R. Horton, Inc.	1,740,011	155,069,780
Garmin, Ltd.	785,554	103,575,295
Leggett & Platt, Inc.	699,116	31,914,646
Lennar Corp. Class A	1,443,053	146,080,255
Mohawk Industries, Inc. (a)	310,087	59,632,831
Newell Brands, Inc.	1,986,662	53,202,808
NVR, Inc. (a)	18,187	85,677,684
PulteGroup, Inc.	1,397,863	73,303,936
Whirlpool Corp.	330,000	72,715,500
		781,172,735
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 24.6%
Amazon.com, Inc. (a)	1,430,431	$ 4,425,867,948
eBay, Inc.	3,398,311	208,112,566
Etsy, Inc. (a)	662,645	133,635,617
		4,767,616,131
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc. (b)	671,569	64,551,212
MULTILINE RETAIL — 4.8%
Dollar General Corp.	1,287,974	260,969,292
Dollar Tree, Inc. (a)	1,236,402	141,518,573
Target Corp.	2,633,229	521,563,668
		924,051,533
SPECIALTY RETAIL — 21.0%
Advance Auto Parts, Inc.	344,475	63,207,718
AutoZone, Inc. (a)	116,574	163,704,868
Best Buy Co., Inc.	1,211,614	139,105,403
CarMax, Inc. (a)	854,564	113,366,460
Gap, Inc. (a)	1,081,525	32,207,815
Home Depot, Inc.	5,620,089	1,715,532,167
L Brands, Inc. (a)	1,228,087	75,969,462
Lowe's Cos., Inc.	3,842,999	730,861,550
O'Reilly Automotive, Inc. (a)	369,052	187,201,627
Ross Stores, Inc.	1,871,631	224,427,273
TJX Cos., Inc.	6,311,912	417,532,979
Tractor Supply Co.	611,378	108,262,816
Ulta Beauty, Inc. (a)	296,167	91,565,952
		4,062,946,090
TEXTILES, APPAREL & LUXURY GOODS — 6.0%
Hanesbrands, Inc. (b)	1,833,720	36,069,272
NIKE, Inc. Class B	6,156,065	818,079,478
PVH Corp. (a)	373,835	39,514,360
Ralph Lauren Corp. (a) (b)	253,568	31,229,435
Tapestry, Inc. (a)	1,460,678	60,194,540
Under Armour, Inc. Class A (a) (b)	991,600	21,973,856
Under Armour, Inc. Class C (a)	1,024,451	18,911,365
VF Corp.	1,688,605	134,953,312
		1,160,925,618
TOTAL COMMON STOCKS (Cost $17,318,611,201)		19,365,197,984
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	12,642,065	12,645,857

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	4,353,999	$ 4,353,999
TOTAL SHORT-TERM INVESTMENTS (Cost $16,999,856)		16,999,856
TOTAL INVESTMENTS — 100.0% (Cost $17,335,611,057)		19,382,197,840
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(4,042,811)
NET ASSETS — 100.0%		$ 19,378,155,029
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,365,197,984	$—	$—	$19,365,197,984
Short-Term Investments	16,999,856	—	—	16,999,856
TOTAL INVESTMENTS	$19,382,197,840	$—	$—	$19,382,197,840
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,665,605	$ 1,665,938	$206,866,878	$ 195,887,887	$928	$—	12,642,065	$12,645,857	$ 3,225
State Street Navigator Securities Lending Portfolio II	78,424,080	78,424,080	730,550,770	804,620,851	—	—	4,353,999	4,353,999	43,432
Total		$80,090,018	$937,417,648	$1,000,508,738	$928	$—		$16,999,856	$46,657
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 24.5%
Brown-Forman Corp. Class B	1,081,402	$ 74,584,296
Coca-Cola Co.	20,152,868	1,062,257,672
Constellation Brands, Inc. Class A	1,006,593	229,503,204
Molson Coors Beverage Co. Class B (a) (b)	1,114,300	56,996,445
Monster Beverage Corp. (a)	2,188,599	199,359,483
PepsiCo, Inc.	7,168,747	1,014,019,263
		2,636,720,363
FOOD & STAPLES RETAILING — 19.6%
Costco Wholesale Corp.	1,410,048	497,013,719
Kroger Co.	4,507,164	162,212,833
Sysco Corp.	3,021,523	237,914,721
Walmart, Inc.	7,203,852	978,499,217
Walgreens Boots Alliance, Inc.	4,245,517	233,078,883
		2,108,719,373
FOOD PRODUCTS — 18.0%
Archer-Daniels-Midland Co.	3,305,801	188,430,657
Campbell Soup Co. (b)	1,201,564	60,402,622
Conagra Brands, Inc.	2,892,362	108,752,811
General Mills, Inc. (b)	3,619,603	221,954,056
Hershey Co.	867,511	137,205,540
Hormel Foods Corp.	1,662,773	79,447,294
J.M. Smucker Co.	648,689	82,078,619
Kellogg Co.	1,506,695	95,373,794
Kraft Heinz Co.	3,837,774	153,510,960
Lamb Weston Holdings, Inc.	866,406	67,129,137
McCormick & Co., Inc.	1,473,733	131,398,034
Mondelez International, Inc. Class A	8,359,561	489,285,105
Tyson Foods, Inc. Class A	1,744,768	129,636,263
		1,944,604,892
HOUSEHOLD PRODUCTS — 24.8%
Church & Dwight Co., Inc.	1,450,920	126,737,862
Clorox Co.	744,691	143,636,000
Colgate-Palmolive Co.	5,023,451	395,998,642
Kimberly-Clark Corp.	2,000,919	278,227,787
Security Description	Shares	Value
Procter & Gamble Co.	12,795,514	$ 1,732,896,461
		2,677,496,752
PERSONAL PRODUCTS — 3.7%
Estee Lauder Cos., Inc. Class A	1,359,963	395,545,239
TOBACCO — 9.0%
Altria Group, Inc.	9,658,178	494,112,386
Philip Morris International, Inc.	5,322,955	472,359,027
		966,471,413
TOTAL COMMON STOCKS (Cost $11,019,816,061)		10,729,558,032
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	10,832,784	10,836,034
State Street Navigator Securities Lending Portfolio II (e) (f)	36,114,391	36,114,391
TOTAL SHORT-TERM INVESTMENTS (Cost $46,950,424)		46,950,425
TOTAL INVESTMENTS — 100.0% (Cost $11,066,766,485)		10,776,508,457
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(2,983,826)
NET ASSETS — 100.0%		$ 10,773,524,631
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,729,558,032	$—	$—	$10,729,558,032
Short-Term Investments	46,950,425	—	—	46,950,425
TOTAL INVESTMENTS	$10,776,508,457	$—	$—	$10,776,508,457
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,234,551	$15,237,598	$314,643,135	$319,049,066	$4,006	$361	10,832,784	$10,836,034	$ 8,326
State Street Navigator Securities Lending Portfolio II	21,096,352	21,096,352	429,346,889	414,328,850	—	—	36,114,391	36,114,391	40,314
Total		$36,333,950	$743,990,024	$733,377,916	$4,006	$361		$46,950,425	$48,640
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 9.2%
Baker Hughes Co. (a)	19,262,178	$ 416,255,667
Halliburton Co.	23,481,116	503,904,749
Nov, Inc. (b)	10,257,930	140,738,800
Schlumberger NV	36,947,782	1,004,610,192
		2,065,509,408
OIL, GAS & CONSUMABLE FUELS — 90.7%
APA Corp. (a)	9,984,590	178,724,161
Cabot Oil & Gas Corp. (a)	10,554,403	198,211,688
Chevron Corp.	47,239,181	4,950,193,777
ConocoPhillips	18,373,274	973,232,324
Devon Energy Corp.	15,651,269	341,980,228
Diamondback Energy, Inc.	4,777,628	351,107,882
EOG Resources, Inc.	15,420,054	1,118,416,517
Exxon Mobil Corp.	89,586,257	5,001,600,728
Hess Corp.	7,219,515	510,852,881
HollyFrontier Corp.	3,948,406	141,273,967
Kinder Morgan, Inc.	51,443,749	856,538,421
Marathon Oil Corp.	20,858,904	222,773,095
Marathon Petroleum Corp.	17,209,198	920,520,001
Occidental Petroleum Corp.	22,153,811	589,734,449
ONEOK, Inc.	11,758,214	595,671,121
Phillips 66	11,542,023	941,136,555
Pioneer Natural Resources Co.	5,436,831	863,477,499
Valero Energy Corp.	10,795,857	772,983,361
Williams Cos., Inc.	32,073,139	759,812,663
		20,288,241,318
TOTAL COMMON STOCKS (Cost $23,851,716,561)		22,353,750,726
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	14,511,858	$ 14,516,212
State Street Navigator Securities Lending Portfolio II (e) (f)	99,529,012	99,529,012
TOTAL SHORT-TERM INVESTMENTS (Cost $114,045,224)		114,045,224
TOTAL INVESTMENTS — 100.4% (Cost $23,965,761,785)		22,467,795,950
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(90,923,610)
NET ASSETS — 100.0%		$ 22,376,872,340
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	300	06/18/2021	$16,518,000	$15,261,000	$(1,257,000)
During the period ended March 31, 2021, average notional value related to futures contracts was $55,859,000.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,353,750,726	$—	$—	$22,353,750,726
Short-Term Investments	114,045,224	—	—	114,045,224
TOTAL INVESTMENTS	$22,467,795,950	$—	$—	$22,467,795,950
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ (1,257,000)	$—	$—	$ (1,257,000)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,257,000)	$—	$—	$ (1,257,000)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,727,178	$10,729,324	$ 570,376,553	$ 566,592,807	$3,142	$—	14,511,858	$ 14,516,212	$19,079
State Street Navigator Securities Lending Portfolio II	86,266,512	86,266,512	672,091,301	658,828,801	—	—	99,529,012	99,529,012	65,572
Total		$96,995,836	$1,242,467,854	$1,225,421,608	$3,142	$—		$114,045,224	$84,651
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 39.4%
Bank of America Corp.	76,556,998	$ 2,961,990,253
Citigroup, Inc.	21,033,845	1,530,212,224
Citizens Financial Group, Inc.	4,283,828	189,131,006
Comerica, Inc.	1,402,348	100,604,446
Fifth Third Bancorp	7,165,537	268,349,361
First Republic Bank	1,773,711	295,766,309
Huntington Bancshares, Inc. (a)	10,250,586	161,139,212
JPMorgan Chase & Co.	30,750,132	4,681,092,594
KeyCorp.	9,762,844	195,061,623
M&T Bank Corp.	1,295,782	196,453,509
People's United Financial, Inc.	4,287,911	76,753,607
PNC Financial Services Group, Inc.	4,272,635	749,462,905
Regions Financial Corp.	9,680,705	200,003,365
SVB Financial Group (b)	543,496	268,302,235
Truist Financial Corp.	13,576,114	791,758,969
US Bancorp	13,774,842	761,886,511
Wells Fargo & Co.	41,659,386	1,627,632,211
Zions Bancorp NA	1,654,426	90,927,253
		15,146,527,593
CAPITAL MARKETS — 25.5%
Ameriprise Financial, Inc.	1,176,545	273,487,885
Bank of New York Mellon Corp.	8,129,754	384,456,067
BlackRock, Inc.	1,429,996	1,078,159,784
Cboe Global Markets, Inc.	1,080,505	106,635,038
Charles Schwab Corp.	15,080,551	982,950,314
CME Group, Inc.	3,617,378	738,777,109
Franklin Resources, Inc. (a)	2,750,453	81,413,409
Goldman Sachs Group, Inc.	3,467,504	1,133,873,808
Intercontinental Exchange, Inc.	5,660,417	632,155,371
Invesco, Ltd.	3,793,255	95,665,891
MarketAxess Holdings, Inc.	382,898	190,652,572
Moody's Corp.	1,621,565	484,215,525
Morgan Stanley	15,121,916	1,174,367,997
MSCI, Inc.	832,205	348,926,912
Nasdaq, Inc.	1,162,723	171,455,134
Northern Trust Corp.	2,099,310	220,658,474
Raymond James Financial, Inc.	1,235,236	151,390,524
S&P Global, Inc.	2,425,590	855,917,943
State Street Corp. (c)	3,544,801	297,798,732
T Rowe Price Group, Inc.	2,297,293	394,215,479
		9,797,173,968
CONSUMER FINANCE — 5.3%
American Express Co.	6,575,072	929,978,184
Capital One Financial Corp.	4,627,636	588,774,128
Discover Financial Services	3,090,405	293,557,571
Synchrony Financial	5,473,311	222,544,825
		2,034,854,708
DIVERSIFIED FINANCIAL SERVICES — 12.8%
Berkshire Hathaway, Inc. Class B (b)	19,214,010	4,908,603,135
Security Description	Shares	Value
INSURANCE — 16.8%
Aflac, Inc.	6,453,270	$ 330,278,359
Allstate Corp.	3,051,848	350,657,335
American International Group, Inc.	8,714,294	402,687,526
Aon PLC Class A (a)	2,277,361	524,043,540
Arthur J Gallagher & Co.	1,952,662	243,633,638
Assurant, Inc.	583,630	82,741,225
Chubb, Ltd.	4,536,876	716,690,302
Cincinnati Financial Corp.	1,510,814	155,749,815
Everest Re Group, Ltd.	403,058	99,881,803
Globe Life, Inc.	957,060	92,480,708
Hartford Financial Services Group, Inc.	3,603,016	240,645,439
Lincoln National Corp.	1,818,628	113,245,965
Loews Corp.	2,286,985	117,276,591
Marsh & McLennan Cos., Inc.	5,121,039	623,742,550
MetLife, Inc.	7,575,565	460,518,596
Principal Financial Group, Inc.	2,554,615	153,174,715
Progressive Corp.	5,902,793	564,366,039
Prudential Financial, Inc.	4,000,323	364,429,425
Travelers Cos., Inc.	2,541,850	382,294,240
Unum Group	2,053,081	57,137,244
Willis Towers Watson PLC	1,299,906	297,522,485
WR Berkley Corp.	1,412,199	106,409,195
		6,479,606,735
TOTAL COMMON STOCKS (Cost $35,535,484,562)		38,366,766,139
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	43,162,789	43,175,737
State Street Navigator Securities Lending Portfolio II (f) (g)	26,363,365	26,363,365
TOTAL SHORT-TERM INVESTMENTS (Cost $69,538,354)		69,539,102
TOTAL INVESTMENTS — 100.0% (Cost $35,605,022,916)		38,436,305,241
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (h)		(3,719,933)
NET ASSETS — 100.0%		$ 38,432,585,308
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(g)	Investment of cash collateral for securities loaned.
(h)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,366,766,139	$—	$—	$38,366,766,139
Short-Term Investments	69,539,102	—	—	69,539,102
TOTAL INVESTMENTS	$38,436,305,241	$—	$—	$38,436,305,241
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	2,174,310	$129,001,812	$ 181,377,542	$ 78,205,608	$4,058,102	$61,566,884	3,544,801	$297,798,732	$3,200,138
State Street Institutional Liquid Reserves Fund, Premier Class	37,581,898	37,589,414	454,898,327	449,315,693	1,368	2,321	43,162,789	43,175,737	13,592
State Street Navigator Securities Lending Portfolio II	23,127,546	23,127,546	466,658,582	463,422,763	—	—	26,363,365	26,363,365	16,893
Total		$189,718,772	$1,102,934,451	$990,944,064	$4,059,470	$61,569,205		$367,337,834	$3,230,623
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 14.0%
AbbVie, Inc.	9,926,698	$ 1,074,267,258
Alexion Pharmaceuticals, Inc. (a)	1,233,805	188,661,123
Amgen, Inc.	3,246,666	807,802,967
Biogen, Inc. (a)	856,375	239,570,906
Gilead Sciences, Inc.	7,066,920	456,735,040
Incyte Corp. (a)	1,047,338	85,117,159
Regeneron Pharmaceuticals, Inc. (a)	591,214	279,726,992
Vertex Pharmaceuticals, Inc. (a)	1,461,314	314,021,765
		3,445,903,210
HEALTH CARE EQUIPMENT & SUPPLIES — 27.8%
Abbott Laboratories	9,958,466	1,193,422,565
ABIOMED, Inc. (a)	254,371	81,075,669
Align Technology, Inc. (a)	404,477	219,036,430
Baxter International, Inc.	2,839,365	239,472,044
Becton Dickinson and Co.	1,633,288	397,133,977
Boston Scientific Corp. (a)	7,966,393	307,901,090
Cooper Cos., Inc.	276,416	106,168,621
Danaher Corp.	3,564,272	802,246,342
DENTSPLY SIRONA, Inc.	1,231,419	78,576,846
DexCom, Inc. (a) (b)	541,422	194,581,653
Edwards Lifesciences Corp. (a)	3,513,704	293,886,203
Hologic, Inc. (a)	1,447,851	107,691,157
IDEXX Laboratories, Inc. (a)	480,219	234,975,959
Intuitive Surgical, Inc. (a)	661,750	488,993,545
Medtronic PLC	7,578,022	895,191,739
ResMed, Inc.	815,418	158,207,400
STERIS PLC (b)	480,473	91,520,497
Stryker Corp.	1,839,816	448,142,381
Teleflex, Inc.	262,396	109,015,042
Varian Medical Systems, Inc. (a)	513,902	90,719,120
West Pharmaceutical Services, Inc.	415,833	117,173,423
Zimmer Biomet Holdings, Inc.	1,168,563	187,063,565
		6,842,195,268
HEALTH CARE PROVIDERS & SERVICES — 20.6%
AmerisourceBergen Corp.	828,478	97,818,398
Anthem, Inc.	1,376,716	494,172,208
Cardinal Health, Inc.	1,651,491	100,328,078
Centene Corp. (a)	3,268,674	208,900,955
Cigna Corp. (b)	1,977,898	478,137,063
CVS Health Corp.	7,371,604	554,565,769
DaVita, Inc. (a) (b)	406,560	43,814,971
HCA Healthcare, Inc.	1,487,947	280,239,938
Henry Schein, Inc. (a)	802,391	55,557,553
Humana, Inc.	724,384	303,697,992
Laboratory Corp. of America Holdings (a)	548,712	139,938,021
McKesson Corp.	895,130	174,586,155
Quest Diagnostics, Inc. (b)	751,383	96,432,494
UnitedHealth Group, Inc.	5,314,066	1,977,204,537
Security Description	Shares	Value
Universal Health Services, Inc. Class B	437,863	$ 58,406,546
		5,063,800,678
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp. (b)	1,724,258	123,939,665
LIFE SCIENCES TOOLS & SERVICES — 8.8%
Agilent Technologies, Inc.	1,712,827	217,768,825
Bio-Rad Laboratories, Inc. Class A (a)	121,211	69,232,087
Illumina, Inc. (a)	820,174	314,996,026
IQVIA Holdings, Inc. (a)	1,075,233	207,670,501
Mettler-Toledo International, Inc. (a)	131,801	152,321,098
PerkinElmer, Inc.	630,923	80,941,112
Thermo Fisher Scientific, Inc.	2,213,644	1,010,262,849
Waters Corp. (a)	349,041	99,186,981
		2,152,379,479
PHARMACEUTICALS — 28.2%
Bristol-Myers Squibb Co.	12,594,579	795,095,772
Catalent, Inc. (a)	956,893	100,770,402
Eli Lilly & Co.	4,471,760	835,414,203
Johnson & Johnson	14,776,777	2,428,563,300
Merck & Co., Inc.	14,223,868	1,096,517,984
Perrigo Co. PLC	748,160	30,278,035
Pfizer, Inc.	31,336,122	1,135,307,700
Viatris, Inc. (a)	6,787,587	94,822,591
Zoetis, Inc.	2,671,096	420,644,198
		6,937,414,185
TOTAL COMMON STOCKS (Cost $23,035,783,265)		24,565,632,485
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	20,963,166	20,969,455
State Street Navigator Securities Lending Portfolio II (e) (f)	9,652,775	9,652,775
TOTAL SHORT-TERM INVESTMENTS (Cost $30,619,122)		30,622,230
TOTAL INVESTMENTS — 100.0% (Cost $23,066,402,387)		24,596,254,715
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		12,292,486
NET ASSETS — 100.0%		$ 24,608,547,201
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,565,632,485	$—	$—	$24,565,632,485
Short-Term Investments	30,622,230	—	—	30,622,230
TOTAL INVESTMENTS	$24,596,254,715	$—	$—	$24,596,254,715
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,316,773	$16,320,037	$285,784,875	$281,138,247	$1,792	$998	20,963,166	$20,969,455	$14,882
State Street Navigator Securities Lending Portfolio II	6,266,218	6,266,218	462,944,440	459,557,883	—	—	9,652,775	9,652,775	17,414
Total		$22,586,255	$748,729,315	$740,696,130	$1,792	$998		$30,622,230	$32,296
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 18.9%
Boeing Co. (a)	3,696,252	$ 941,509,309
General Dynamics Corp.	1,562,205	283,633,940
Howmet Aerospace, Inc. (a)	2,629,322	84,480,116
Huntington Ingalls Industries, Inc.	271,168	55,819,933
L3Harris Technologies, Inc.	1,384,984	280,708,557
Lockheed Martin Corp.	1,660,780	613,658,210
Northrop Grumman Corp.	1,044,674	338,098,293
Raytheon Technologies Corp.	10,237,340	791,039,262
Teledyne Technologies, Inc. (a) (b)	249,462	103,189,956
Textron, Inc.	1,528,906	85,741,049
TransDigm Group, Inc. (a)	368,453	216,620,888
		3,794,499,513
AIR FREIGHT & LOGISTICS — 7.5%
C.H. Robinson Worldwide, Inc. (b)	901,571	86,036,921
Expeditors International of Washington, Inc.	1,141,102	122,885,274
FedEx Corp.	1,643,053	466,692,774
United Parcel Service, Inc. Class B	4,847,675	824,056,273
		1,499,671,242
AIRLINES — 3.6%
Alaska Air Group, Inc. (a)	836,917	57,923,026
American Airlines Group, Inc. (a) (b)	4,309,753	103,003,097
Delta Air Lines, Inc. (a)	4,299,439	207,576,915
Southwest Airlines Co. (a)	3,979,625	242,995,902
United Airlines Holdings, Inc. (a)	2,145,700	123,463,578
		734,962,518
BUILDING PRODUCTS — 5.6%
A.O. Smith Corp.	912,376	61,685,741
Allegion PLC	611,358	76,798,792
Carrier Global Corp.	5,505,301	232,433,808
Fortune Brands Home & Security, Inc.	934,263	89,521,081
Johnson Controls International PLC	4,852,703	289,560,788
Masco Corp.	1,732,456	103,774,114
Trane Technologies PLC	1,606,355	265,948,134
		1,119,722,458
COMMERCIAL SERVICES & SUPPLIES — 4.4%
Cintas Corp.	594,473	202,899,580
Copart, Inc. (a)	1,401,064	152,169,561
Republic Services, Inc.	1,418,041	140,882,374
Rollins, Inc. (b)	1,488,915	51,248,454
Waste Management, Inc.	2,622,858	338,401,139
		885,601,108
CONSTRUCTION & ENGINEERING — 0.4%
Quanta Services, Inc.	932,144	82,010,029
ELECTRICAL EQUIPMENT — 6.4%
AMETEK, Inc.	1,553,366	198,411,439
Eaton Corp. PLC	2,682,218	370,897,105
Security Description	Shares	Value
Emerson Electric Co.	4,042,632	$ 364,726,259
Generac Holdings, Inc. (a)	423,560	138,694,722
Rockwell Automation, Inc.	782,648	207,746,085
		1,280,475,610
INDUSTRIAL CONGLOMERATES — 14.1%
3M Co.	3,901,567	751,753,929
General Electric Co.	59,073,090	775,629,672
Honeywell International, Inc.	4,685,840	1,017,155,289
Roper Technologies, Inc.	706,982	285,154,120
		2,829,693,010
MACHINERY — 20.5%
Caterpillar, Inc.	3,673,874	851,861,164
Cummins, Inc.	997,191	258,382,160
Deere & Co.	2,111,703	790,072,560
Dover Corp.	967,813	132,716,197
Fortive Corp.	2,277,819	160,905,134
IDEX Corp. (b)	511,311	107,027,619
Illinois Tool Works, Inc.	1,941,386	430,055,827
Ingersoll Rand, Inc. (a) (b)	2,511,027	123,567,639
Otis Worldwide Corp.	2,746,480	187,996,556
PACCAR, Inc.	2,337,381	217,189,443
Parker-Hannifin Corp.	869,691	274,326,632
Pentair PLC	1,118,855	69,727,044
Snap-on, Inc.	365,080	84,238,559
Stanley Black & Decker, Inc.	1,083,953	216,432,895
Westinghouse Air Brake Technologies Corp.	1,196,358	94,703,699
Xylem, Inc.	1,215,051	127,799,064
		4,127,002,192
PROFESSIONAL SERVICES — 4.5%
Equifax, Inc.	820,651	148,644,516
IHS Markit, Ltd.	2,511,637	243,076,229
Jacobs Engineering Group, Inc.	876,514	113,306,965
Leidos Holdings, Inc.	898,594	86,516,630
Nielsen Holdings PLC	2,410,612	60,626,892
Robert Half International, Inc.	762,217	59,506,281
Verisk Analytics, Inc.	1,096,780	193,790,058
		905,467,571
ROAD & RAIL — 11.7%
CSX Corp.	5,137,398	495,347,915
JB Hunt Transport Services, Inc. (b)	562,679	94,569,460
Kansas City Southern	612,100	161,545,432
Norfolk Southern Corp.	1,697,169	455,723,820
Old Dominion Freight Line, Inc.	646,028	155,311,591
Union Pacific Corp.	4,512,964	994,702,395
		2,357,200,613
TRADING COMPANIES & DISTRIBUTORS — 2.3%
Fastenal Co.	3,869,557	194,561,326
United Rentals, Inc. (a)	486,452	160,193,508

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
W.W. Grainger, Inc.	296,503	$ 118,876,948
		473,631,782
TOTAL COMMON STOCKS (Cost $19,063,625,728)		20,089,937,646
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	21,133,614	21,139,954
State Street Navigator Securities Lending Portfolio II (e) (f)	70,948,257	70,948,257
TOTAL SHORT-TERM INVESTMENTS (Cost $92,088,042)		92,088,211
TOTAL INVESTMENTS — 100.3% (Cost $19,155,713,770)		20,182,025,857
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(65,356,802)
NET ASSETS — 100.0%		$ 20,116,669,055

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,089,937,646	$—	$—	$20,089,937,646
Short-Term Investments	92,088,211	—	—	92,088,211
TOTAL INVESTMENTS	$20,182,025,857	$—	$—	$20,182,025,857
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,121,441	$ 8,123,066	$149,277,679	$136,262,544	$1,584	$169	21,133,614	$21,139,954	$ 8,869
State Street Navigator Securities Lending Portfolio II	30,103,138	30,103,138	414,473,645	373,628,526	—	—	70,948,257	70,948,257	74,694
Total		$38,226,204	$563,751,324	$509,891,070	$1,584	$169		$92,088,211	$83,563
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 69.4%
Air Products & Chemicals, Inc.	1,685,838	$ 474,293,663
Albemarle Corp.	903,357	131,989,491
Celanese Corp.	884,216	132,464,399
CF Industries Holdings, Inc.	1,657,470	75,215,989
Corteva, Inc.	5,762,799	268,661,689
Dow, Inc.	5,677,671	363,030,284
DuPont de Nemours, Inc.	4,101,809	316,987,799
Eastman Chemical Co.	1,052,243	115,872,999
Ecolab, Inc.	1,894,738	405,606,564
FMC Corp.	1,001,784	110,807,328
International Flavors & Fragrances, Inc.	1,926,416	268,946,938
Linde PLC	3,983,378	1,115,903,513
LyondellBasell Industries NV Class A	1,992,720	207,342,516
Mosaic Co.	2,671,918	84,459,328
PPG Industries, Inc.	1,835,195	275,756,401
Sherwin-Williams Co.	614,389	453,425,226
		4,800,764,127
CONSTRUCTION MATERIALS — 4.9%
Martin Marietta Materials, Inc.	482,408	162,002,255
Vulcan Materials Co.	1,026,603	173,239,256
		335,241,511
CONTAINERS & PACKAGING — 13.0%
Amcor PLC (a)	12,097,721	141,301,381
Avery Dennison Corp.	643,044	118,095,031
Ball Corp.	2,539,837	215,225,787
International Paper Co.	3,044,603	164,621,684
Packaging Corp. of America (a)	734,479	98,772,736
Sealed Air Corp. (a)	1,199,794	54,974,561
Westrock Co.	2,040,934	106,230,615
		899,221,795
Security Description	Shares	Value
METALS & MINING — 12.5%
Freeport-McMoRan, Inc. (b)	11,111,803	$ 365,911,673
Newmont Corp.	5,242,068	315,939,438
Nucor Corp.	2,308,397	185,295,027
		867,146,138
TOTAL COMMON STOCKS (Cost $6,575,307,590)		6,902,373,571
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	5,976,727	5,978,520
State Street Navigator Securities Lending Portfolio II (e) (f)	250,425	250,425
TOTAL SHORT-TERM INVESTMENTS (Cost $6,228,924)		6,228,945
TOTAL INVESTMENTS — 99.9% (Cost $6,581,536,514)		6,908,602,516
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,453,921
NET ASSETS — 100.0%		$ 6,915,056,437
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,902,373,571	$—	$—	$6,902,373,571
Short-Term Investments	6,228,945	—	—	6,228,945
TOTAL INVESTMENTS	$6,908,602,516	$—	$—	$6,908,602,516
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,610,420	$1,610,743	$ 77,297,047	$ 72,930,052	$656	$126	5,976,727	$5,978,520	$ 3,556
State Street Navigator Securities Lending Portfolio II	2,983,864	2,983,864	433,209,360	435,942,799	—	—	250,425	250,425	3,650,894
Total		$4,594,607	$510,506,407	$508,872,851	$656	$126		$6,228,945	$3,654,450
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 96.6%
Alexandria Real Estate Equities, Inc. REIT	382,249	$ 62,803,511
American Tower Corp. REIT	1,335,635	319,296,903
AvalonBay Communities, Inc. REIT	419,423	77,387,738
Boston Properties, Inc. REIT	425,257	43,061,524
Crown Castle International Corp. REIT	1,296,434	223,155,184
Digital Realty Trust, Inc. REIT	845,098	119,023,602
Duke Realty Corp. REIT	1,121,883	47,040,554
Equinix, Inc. REIT	268,374	182,384,287
Equity Residential REIT	1,030,724	73,830,760
Essex Property Trust, Inc. REIT	194,961	52,998,198
Extra Space Storage, Inc. REIT	396,014	52,491,656
Federal Realty Investment Trust REIT	210,176	21,322,355
Healthpeak Properties, Inc. REIT	1,615,770	51,284,540
Host Hotels & Resorts, Inc. REIT (a)	2,115,725	35,649,966
Iron Mountain, Inc. REIT (b)	868,016	32,125,272
Kimco Realty Corp. REIT	1,297,087	24,320,381
Mid-America Apartment Communities, Inc. REIT	343,062	49,524,430
Prologis, Inc. REIT	2,222,794	235,616,164
Public Storage REIT	457,124	112,799,918
Realty Income Corp. REIT	1,122,592	71,284,592
Security Description	Shares	Value
Regency Centers Corp. REIT	475,133	$ 26,944,792
SBA Communications Corp. REIT	328,606	91,204,595
Simon Property Group, Inc. REIT	987,516	112,349,695
UDR, Inc. REIT	892,596	39,149,261
Ventas, Inc. REIT	1,123,775	59,942,159
Vornado Realty Trust REIT	473,199	21,478,503
Welltower, Inc. REIT	1,254,763	89,878,674
Weyerhaeuser Co. REIT	2,248,093	80,032,111
		2,408,381,325
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.2%
CBRE Group, Inc. Class A (a)	1,008,968	79,819,459
TOTAL COMMON STOCKS (Cost $2,696,854,137)		2,488,200,784
TOTAL INVESTMENTS — 99.8% (Cost $2,696,854,137)		2,488,200,784
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,730,787
NET ASSETS — 100.0%		$ 2,492,931,571
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,488,200,784	$—	$—	$2,488,200,784
TOTAL INVESTMENTS	$2,488,200,784	$—	$—	$2,488,200,784
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,434,272	$ 6,435,559	$ 57,759,506	$ 64,195,131	$(67)	$133	—	$—	$ 597
State Street Navigator Securities Lending Portfolio II	5,803,298	5,803,298	46,144,874	51,948,172	—	—	—	—	7,128
Total		$12,238,857	$103,904,380	$116,143,303	$(67)	$133		$—	$7,725
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 3.2%
Arista Networks, Inc. (a) (b)	234,007	$ 70,644,373
Cisco Systems, Inc.	17,976,260	929,552,405
F5 Networks, Inc. (a)	262,539	54,770,886
Juniper Networks, Inc.	1,397,387	35,395,813
Motorola Solutions, Inc.	719,688	135,337,328
		1,225,700,805
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Amphenol Corp. Class A	2,551,257	168,306,424
CDW Corp.	600,346	99,507,349
Corning, Inc.	3,271,670	142,350,362
FLIR Systems, Inc.	558,840	31,557,695
IPG Photonics Corp. (a)	152,758	32,222,772
Keysight Technologies, Inc. (a)	792,325	113,619,405
TE Connectivity, Ltd.	1,408,910	181,904,370
Trimble, Inc. (a)	1,068,645	83,129,895
Zebra Technologies Corp. Class A (a)	227,737	110,493,438
		963,091,710
IT SERVICES — 19.4%
Accenture PLC Class A	2,700,638	746,051,247
Akamai Technologies, Inc. (a)	695,035	70,824,067
Automatic Data Processing, Inc.	1,822,201	343,430,222
Broadridge Financial Solutions, Inc.	493,099	75,493,457
Cognizant Technology Solutions Corp. Class A	2,259,303	176,496,750
DXC Technology Co. (a)	1,084,129	33,889,873
Fidelity National Information Services, Inc.	2,644,782	371,882,797
Fiserv, Inc. (a)	2,451,390	291,813,466
FleetCor Technologies, Inc. (a)	355,224	95,423,823
Gartner, Inc. (a)	377,794	68,966,295
Global Payments, Inc.	1,257,223	253,431,012
International Business Machines Corp.	3,804,896	507,040,441
Jack Henry & Associates, Inc.	323,895	49,141,349
Mastercard, Inc. Class A	3,733,314	1,329,246,450
Paychex, Inc.	1,366,705	133,964,424
PayPal Holdings, Inc. (a)	4,986,867	1,211,010,782
VeriSign, Inc. (a)	423,839	84,242,240
Visa, Inc. Class A (b)	7,222,048	1,529,124,223
Western Union Co.	1,749,639	43,146,098
		7,414,619,016
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.9%
Advanced Micro Devices, Inc. (a)	5,159,757	405,040,925
Analog Devices, Inc.	1,570,734	243,589,429
Applied Materials, Inc.	3,907,366	522,024,098
Broadcom, Inc.	1,738,234	805,949,576
Enphase Energy, Inc. (a)	549,656	89,132,217
Intel Corp.	17,300,075	1,107,204,800
Security Description	Shares	Value
KLA Corp.	656,015	$ 216,747,356
Lam Research Corp.	608,558	362,238,064
Maxim Integrated Products, Inc.	1,141,218	104,273,089
Microchip Technology, Inc.	1,146,500	177,959,730
Micron Technology, Inc. (a)	4,763,218	420,163,460
Monolithic Power Systems, Inc.	182,610	64,499,678
NVIDIA Corp.	2,639,900	1,409,521,807
NXP Semiconductors NV	1,179,477	237,475,899
Qorvo, Inc. (a)	482,306	88,117,306
QUALCOMM, Inc.	4,837,051	641,344,592
Skyworks Solutions, Inc.	702,136	128,827,913
Teradyne, Inc.	709,699	86,356,174
Texas Instruments, Inc.	3,918,350	740,528,966
Xilinx, Inc.	1,046,498	129,661,102
		7,980,656,181
SOFTWARE — 31.1%
Adobe, Inc. (a)	2,040,983	970,222,089
ANSYS, Inc. (a)	369,359	125,419,542
Autodesk, Inc. (a)	936,310	259,498,317
Cadence Design Systems, Inc. (a)	1,187,914	162,732,339
Citrix Systems, Inc.	523,610	73,493,900
Fortinet, Inc. (a)	576,698	106,354,645
Intuit, Inc.	1,166,075	446,676,689
Microsoft Corp.	32,114,527	7,571,642,031
NortonLifeLock, Inc.	2,477,741	52,676,774
Oracle Corp.	7,897,438	554,163,224
Paycom Software, Inc. (a)	208,917	77,311,825
salesforce.com, Inc. (a)	3,907,714	827,927,365
ServiceNow, Inc. (a)	834,949	417,566,344
Synopsys, Inc. (a)	648,813	160,762,885
Tyler Technologies, Inc. (a)	172,764	73,343,501
		11,879,791,470
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 22.8%
Apple, Inc.	67,194,224	8,207,774,462
Hewlett Packard Enterprise Co.	5,540,227	87,203,173
HP, Inc.	5,333,223	169,329,830
NetApp, Inc.	947,800	68,876,626
Seagate Technology PLC (b)	855,306	65,644,736
Western Digital Corp.	1,303,431	87,004,019
		8,685,832,846
TOTAL COMMON STOCKS (Cost $28,811,444,873)		38,149,692,028
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	54,749,094	54,765,519

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	41,596,228	$ 41,596,228
TOTAL SHORT-TERM INVESTMENTS (Cost $96,340,175)		96,361,747
TOTAL INVESTMENTS — 100.1% (Cost $28,907,785,048)		38,246,053,775
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(43,174,609)
NET ASSETS — 100.0%		$ 38,202,879,166

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,149,692,028	$—	$—	$38,149,692,028
Short-Term Investments	96,361,747	—	—	96,361,747
TOTAL INVESTMENTS	$38,246,053,775	$—	$—	$38,246,053,775
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	50,198,726	$50,208,766	$308,476,770	$303,924,461	$(518)	$4,962	54,749,094	$54,765,519	$22,126
State Street Navigator Securities Lending Portfolio II	—	—	143,745,762	102,149,534	—	—	41,596,228	41,596,228	3,990
Total		$50,208,766	$452,222,532	$406,073,995	$(518)	$4,962		$96,361,747	$26,116
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 63.0%
Alliant Energy Corp.	3,323,729	$ 180,013,162
American Electric Power Co., Inc.	6,605,431	559,480,006
Duke Energy Corp.	10,224,177	986,939,806
Edison International	5,044,908	295,631,609
Entergy Corp.	2,666,635	265,250,183
Evergy, Inc.	3,018,574	179,695,710
Eversource Energy	4,562,414	395,059,428
Exelon Corp. (a)	12,986,478	568,028,548
FirstEnergy Corp.	7,225,455	250,651,034
NextEra Energy, Inc.	26,068,690	1,971,053,651
NRG Energy, Inc. (a)	3,254,652	122,798,020
Pinnacle West Capital Corp.	1,498,915	121,936,735
PPL Corp.	10,228,427	294,987,835
Southern Co.	14,054,268	873,613,299
Xcel Energy, Inc.	7,151,416	475,640,678
		7,540,779,704
GAS UTILITIES — 1.4%
Atmos Energy Corp.	1,704,635	168,503,170
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.0%
AES Corp.	8,886,697	238,252,346
MULTI-UTILITIES — 30.3%
Ameren Corp.	3,369,962	274,180,108
CenterPoint Energy, Inc. (a)	7,336,707	166,176,414
CMS Energy Corp.	3,843,283	235,285,785
Consolidated Edison, Inc.	4,554,606	340,684,529
Dominion Energy, Inc.	10,716,092	813,994,348
DTE Energy Co. (a)	2,577,415	343,157,033
NiSource, Inc.	5,212,208	125,666,335
Public Service Enterprise Group, Inc.	6,718,310	404,509,445
Security Description	Shares	Value
Sempra Energy	4,024,823	$ 533,611,034
WEC Energy Group, Inc. (a)	4,195,727	392,678,090
		3,629,943,121
WATER UTILITIES — 3.0%
American Water Works Co., Inc. (a)	2,413,302	361,802,236
TOTAL COMMON STOCKS (Cost $12,679,064,163)		11,939,280,577
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (b) (c)	15,999,052	16,003,852
State Street Navigator Securities Lending Portfolio II (d) (e)	6,125,704	6,125,704
TOTAL SHORT-TERM INVESTMENTS (Cost $22,125,700)		22,129,556
TOTAL INVESTMENTS — 99.9% (Cost $12,701,189,863)		11,961,410,133
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		12,625,726
NET ASSETS — 100.0%		$ 11,974,035,859
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,939,280,577	$—	$—	$11,939,280,577
Short-Term Investments	22,129,556	—	—	22,129,556
TOTAL INVESTMENTS	$11,961,410,133	$—	$—	$11,961,410,133
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	25,585,277	$25,590,394	$300,122,269	$309,711,629	$3,615	$(797)	15,999,052	$16,003,852	$ 8,795
State Street Navigator Securities Lending Portfolio II	1,859,303	1,859,303	386,466,670	382,200,269	—	—	6,125,704	6,125,704	5,845
Total		$27,449,697	$686,588,939	$691,911,898	$3,615	$(797)		$22,129,556	$14,640
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$12,680,589,417	$19,365,197,984	$10,729,558,032
Investments in affiliated issuers, at value	97,760,357	16,999,856	46,950,425
Total Investments	12,778,349,774	19,382,197,840	10,776,508,457
Net cash at broker	—	—	—
Cash	—	496,599	—
Receivable for investments sold	193,426,656	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	—	23,945	—
Dividends receivable — unaffiliated issuers	4,933,723	3,741,543	35,706,367
Dividends receivable — affiliated issuers	1,017	819	789
Securities lending income receivable — unaffiliated issuers	17,851	1,120	4,807
Securities lending income receivable — affiliated issuers	3,400	1,215	1,181
Prepaid expenses and other assets	4,920	9,100	9,421
TOTAL ASSETS	12,976,737,341	19,386,472,181	10,812,231,022
LIABILITIES
Payable upon return of securities loaned	94,781,133	4,353,999	36,114,391
Payable for investments purchased	192,474,233	—	—
Payable for income related to Select Sector SPDR shares in-kind transactions	36,912	—	38,668
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory and Administration fees payable	340,534	497,764	283,933
Custodian fees payable	37,260	86,564	63,176
Distribution fees payable	480,851	722,934	427,112
Unitary fees payable	212,875	306,698	187,063
Trustees’ fees and expenses payable	5,755	8,313	5,055
License fee payable	1,194,129	1,777,850	1,102,551
Professional fees payable	38,357	26,792	27,180
Printing and postage fees payable	140,303	518,450	439,476
Accrued expenses and other liabilities	17,788	17,788	17,786
TOTAL LIABILITIES	289,760,130	8,317,152	38,706,391
NET ASSETS	$12,686,977,211	$19,378,155,029	$10,773,524,631
NET ASSETS CONSIST OF:
Paid-in Capital	$10,775,710,521	$18,830,502,839	$12,058,442,973
Total distributable earnings (loss)	1,911,266,690	547,652,190	(1,284,918,342)
NET ASSETS	$12,686,977,211	$19,378,155,029	$10,773,524,631
NET ASSET VALUE PER SHARE
Net asset value per share	$ 73.29	$ 167.99	$ 68.18
Shares outstanding (unlimited amount authorized, $0.01 par value)	173,100,000	115,353,252	158,021,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,530,982,815	$17,318,611,201	$11,019,816,061
Investments in affiliated issuers	97,760,357	16,999,856	46,950,424
Total cost of investments	$10,628,743,172	$17,335,611,057	$11,066,766,485
* Includes investments in securities on loan, at value	$ 236,850,727	$ 47,697,119	$ 80,583,215
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$22,353,750,726	$38,068,967,407	$24,565,632,485	$20,089,937,646	$6,902,373,571	$2,488,200,784	$38,149,692,028
114,045,224	367,337,834	30,622,230	92,088,211	6,228,945	—	96,361,747
22,467,795,950	38,436,305,241	24,596,254,715	20,182,025,857	6,908,602,516	2,488,200,784	38,246,053,775
2,334,000	—	—	—	—	—	—
4,435,980	2,090,840	2,077,115	888,490	—	831,455	8,341
—	—	—	—	—	—	—
—	49,027	7,879	29,272	8,527	2,015	—
7,323,881	25,840,515	25,159,526	8,283,456	8,020,986	4,341,791	6,197,743
5,419	1,833,039	2,373	2,287	917	145	4,215
661	891	320	497	2	1,027	30,266
2,756	4,107	333	9,491	221	644	1,668
6,757	14,407	14,069	6,655	2,562	2,670	17,741
22,481,905,404	38,466,138,067	24,623,516,330	20,191,246,005	6,916,635,731	2,493,380,531	38,252,313,749

99,529,012	26,363,365	9,652,775	70,948,257	250,425	—	41,596,228
—	—	—	—	—	—	—
9,334	—	—	—	—	—	4,349
1,257,000	—	—	—	—	—	—
594,666	977,682	638,073	491,726	174,923	63,215	985,371
91,038	161,497	120,478	72,734	9,585	4,290	143,730
785,296	1,320,218	941,748	681,345	247,817	89,233	1,438,547
335,771	611,736	443,278	302,749	107,837	31,132	740,584
10,012	16,308	10,635	8,105	2,920	2,186	16,501
1,865,653	3,001,335	2,393,839	1,631,152	608,097	219,790	3,633,194
23,734	30,348	30,198	23,120	20,554	21,295	33,064
513,762	1,048,983	720,320	399,976	146,349	7,032	825,228
17,786	21,287	17,785	17,786	10,787	10,787	17,787
105,033,064	33,552,759	14,969,129	74,576,950	1,579,294	448,960	49,434,583
$22,376,872,340	$38,432,585,308	$24,608,547,201	$20,116,669,055	$6,915,056,437	$2,492,931,571	$38,202,879,166

$30,748,175,671	$36,446,790,661	$23,926,888,459	$19,711,380,525	$7,470,327,089	$2,836,279,615	$29,886,816,359
(8,371,303,331)	1,985,794,647	681,658,742	405,288,530	(555,270,652)	(343,348,044)	8,316,062,807
$22,376,872,340	$38,432,585,308	$24,608,547,201	$20,116,669,055	$6,915,056,437	$2,492,931,571	$38,202,879,166

$ 48.99	$ 34.02	$ 116.68	$ 98.38	$ 78.78	$ 39.48	$ 132.67
456,724,200	1,129,795,427	210,915,324	204,476,000	87,773,725	63,150,000	287,955,897

$23,851,716,561	$35,221,319,244	$23,035,783,265	$19,063,625,728	$6,575,307,590	$2,696,854,137	$28,811,444,873
114,045,224	383,703,672	30,619,122	92,088,042	6,228,924	—	96,340,175
$23,965,761,785	$35,605,022,916	$23,066,402,387	$19,155,713,770	$6,581,536,514	$2,696,854,137	$28,907,785,048
$ 101,988,541	$ 72,756,106	$ 16,023,088	$ 71,749,233	$ 240,042	$ 18,232,051	$ 310,650,171

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2021 (Unaudited)

The Utilities Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$11,939,280,577
Investments in affiliated issuers, at value	22,129,556
Total Investments	11,961,410,133
Cash	2,771,485
Dividends receivable — unaffiliated issuers	18,590,865
Dividends receivable — affiliated issuers	1,541
Securities lending income receivable — unaffiliated issuers	105
Securities lending income receivable — affiliated issuers	1,523
Prepaid expenses and other assets	7,668
TOTAL ASSETS	11,982,783,320
LIABILITIES
Payable upon return of securities loaned	6,125,704
Payable for income related to Select Sector SPDR shares in-kind transactions	37,697
Advisory and Administration fees payable	307,045
Custodian fees payable	56,631
Distribution fees payable	445,590
Unitary fees payable	200,667
Trustees’ fees and expenses payable	5,085
License fee payable	1,154,111
Professional fees payable	25,682
Printing and postage fees payable	371,463
Accrued expenses and other liabilities	17,786
TOTAL LIABILITIES	8,747,461
NET ASSETS	$11,974,035,859
NET ASSETS CONSIST OF:
Paid-in Capital	$13,526,341,533
Total distributable earnings (loss)	(1,552,305,674)
NET ASSETS	$11,974,035,859
NET ASSET VALUE PER SHARE
Net asset value per share	$ 63.99
Shares outstanding (unlimited amount authorized, $0.01 par value)	187,124,160
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$12,679,064,163
Investments in affiliated issuers	22,125,700
Total cost of investments	$12,701,189,863
* Includes investments in securities on loan, at value	$ 5,930,187
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	50,049,875	$ 74,128,774	$187,548,887
Dividend income — affiliated issuers	4,276	3,225	8,326
Dividend income — non-cash transactions	—	—	—
Unaffiliated securities lending income	85,918	152,261	21,553
Affiliated securities lending income	38,509	43,432	40,314
TOTAL INVESTMENT INCOME (LOSS)	50,178,578	74,327,692	187,619,080
EXPENSES
Advisory and Administration fees	1,876,216	2,884,656	2,008,855
Distribution fees	1,936,360	2,992,388	1,990,610
License fees	2,203,084	3,386,451	2,357,941
Custodian fees	35,273	54,220	37,663
Unitary fees	532,362	818,484	572,759
Trustees’ fees and expenses	53,245	77,962	67,119
Professional fees	26,708	32,501	29,623
Printing and postage fees	299,510	523,797	533,909
Insurance expense	9,841	18,202	18,534
Miscellaneous expenses	35,875	47,449	48,042
TOTAL EXPENSES	7,008,474	10,836,110	7,665,055
NET INVESTMENT INCOME (LOSS)	$ 43,170,104	$ 63,491,582	$179,954,025
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(57,410,845)	(363,185,772)	(44,544,025)
Investments — affiliated issuers	195	928	4,006
In-kind redemptions — unaffiliated issuers	1,170,991,108	1,776,935,829	604,592,916
In-kind redemptions — affiliated issuers	—	—	—
Futures contracts	—	—	—
Net realized gain (loss)	1,113,580,458	1,413,750,985	560,052,897
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,275,276,312	893,152,132	179,889,343
Investments — affiliated issuers	214	—	361
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	1,275,276,526	893,152,132	179,889,704
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,388,856,984	2,306,903,117	739,942,601
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,432,027,088	$2,370,394,699	$919,896,626
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$ 388,714,496	$ 285,585,895	$ 213,688,500	$ 126,334,410	$ 55,821,671	$ 47,450,991	$ 183,053,789
19,079	3,213,730	14,882	8,869	3,556	597	22,126
—	—	—	—	—	3,682,358	—
11,775	9,711	6,689	5,203	2,647	9,836	130,282
65,572	16,893	17,414	74,694	3,650,894	7,128	3,990
388,810,922	288,826,229	213,727,485	126,423,176	59,478,768	51,150,910	183,210,187

2,366,231	4,201,550	3,931,146	2,510,998	881,804	359,273	5,886,457
2,503,351	4,297,050	4,088,737	2,629,440	904,685	317,086	6,053,227
2,779,925	4,934,837	4,614,652	2,948,889	1,035,294	421,811	6,910,154
44,676	79,240	73,832	47,243	16,602	6,749	110,595
665,870	1,184,906	1,117,326	711,287	249,385	102,114	1,671,837
56,668	97,550	118,704	60,993	21,522	13,785	171,907
25,329	32,315	42,707	26,519	18,324	16,682	54,985
446,548	825,913	799,374	390,575	151,495	78,460	948,928
13,482	28,814	28,139	13,285	5,121	5,247	35,485
39,485	64,243	62,097	39,606	19,791	19,945	78,798
8,941,565	15,746,418	14,876,714	9,378,835	3,304,023	1,341,152	21,922,373
$ 379,869,357	$ 273,079,811	$ 198,850,771	$ 117,044,341	$ 56,174,745	$ 49,809,758	$ 161,287,814

(1,255,391,567)	(36,413,800)	(113,885,604)	(38,487,355)	(33,822,702)	(44,909,093)	(24,712,679)
3,142	(868,809)	1,792	1,584	656	(67)	(518)
912,983,525	1,411,575,057	1,299,748,645	922,219,290	460,766,433	2,682,189	3,430,159,561
—	4,928,279	—	—	—	—	—
36,826,810	—	—	—	—	—	—
(305,578,090)	1,379,220,727	1,185,864,833	883,733,519	426,944,387	(42,226,971)	3,405,446,364

7,001,152,504	6,972,918,285	1,270,444,900	2,819,840,513	637,381,908	297,129,272	1,267,314,631
—	61,569,205	998	169	126	133	4,962
(113,236)	—	—	—	—	—	—
7,001,039,268	7,034,487,490	1,270,445,898	2,819,840,682	637,382,034	297,129,405	1,267,319,593
6,695,461,178	8,413,708,217	2,456,310,731	3,703,574,201	1,064,326,421	254,902,434	4,672,765,957
$ 7,075,330,535	$8,686,788,028	$2,655,161,502	$3,820,618,542	$1,120,501,166	$304,712,192	$4,834,053,771

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2021 (Unaudited)

The Utilities Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 194,965,284
Dividend income — affiliated issuers	8,795
Unaffiliated securities lending income	1,096
Affiliated securities lending income	5,845
TOTAL INVESTMENT INCOME (LOSS)	194,981,020
EXPENSES
Advisory and Administration fees	1,892,941
Distribution fees	1,905,769
License fees	2,222,212
Custodian fees	35,539
Unitary fees	538,532
Trustees’ fees and expenses	58,417
Professional fees	27,298
Printing and postage fees	485,258
Insurance expense	15,335
Miscellaneous expenses	43,202
TOTAL EXPENSES	7,224,503
NET INVESTMENT INCOME (LOSS)	$ 187,756,517
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(46,715,224)
Investments — affiliated issuers	3,615
In-kind redemptions — unaffiliated issuers	346,309,689
Net realized gain (loss)	299,598,080
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	576,231,851
Investments — affiliated issuers	(797)
Net change in unrealized appreciation/depreciation	576,231,054
NET REALIZED AND UNREALIZED GAIN (LOSS)	875,829,134
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,063,585,651
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Communication Services Select Sector SPDR Fund		The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 43,170,104	$ 69,186,583	$ 63,491,582	$ 161,676,453
Net realized gain (loss)	1,113,580,458	717,189,275	1,413,750,985	757,582,594
Net change in unrealized appreciation/depreciation	1,275,276,526	964,703,479	893,152,132	1,663,264,499
Net increase (decrease) in net assets resulting from operations	2,432,027,088	1,751,079,337	2,370,394,699	2,582,523,546
Net equalization credits and charges	(905,689)	2,834,080	1,198,707	(6,521,070)
Distributions to shareholders	(42,361,525)	(72,105,963)	(64,817,331)	(155,312,249)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,193,262,558	10,451,405,887	11,730,725,652	16,111,752,808
Cost of shares redeemed	(5,002,022,077)	(8,063,711,038)	(10,467,346,438)	(16,658,079,870)
Net income equalization	905,689	(2,834,080)	(1,198,707)	6,521,070
Net increase (decrease) in net assets from beneficial interest transactions	192,146,170	2,384,860,769	1,262,180,507	(539,805,992)
Contribution from Affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	2,580,906,044	4,066,668,223	3,568,956,582	1,880,884,235
Net assets at beginning of period	10,106,071,167	6,039,402,944	15,809,198,447	13,928,314,212
NET ASSETS AT END OF PERIOD	$12,686,977,211	$10,106,071,167	$ 19,378,155,029	$ 15,809,198,447
SHARES OF BENEFICIAL INTEREST:
Shares sold	77,000,000	201,650,000	73,350,000	130,700,000
Shares redeemed	(74,050,000)	(153,500,000)	(65,550,000)	(138,550,000)
Net increase (decrease) from share transactions	2,950,000	48,150,000	7,800,000	(7,850,000)
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund		The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund
Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20

$ 179,954,025	$ 375,187,626	$ 379,869,357	$ 498,136,355	$ 273,079,811	$ 464,998,291
560,052,897	637,575,436	(305,578,090)	(1,592,512,344)	1,379,220,727	591,128,390
179,889,704	(181,064,775)	7,001,039,268	(4,051,184,666)	7,034,487,490	(3,396,695,068)
919,896,626	831,698,287	7,075,330,535	(5,145,560,655)	8,686,788,028	(2,340,568,387)
(5,274,343)	599,062	33,595,143	18,653,293	25,634,697	(17,036,791)
(174,902,996)	(376,426,376)	(412,405,744)	(848,003,506)	(290,725,611)	(449,908,823)

7,761,151,547	21,200,972,371	15,968,942,790	24,717,703,962	34,401,814,652	42,864,120,283
(11,419,860,468)	(21,984,008,431)	(8,685,784,324)	(20,308,422,135)	(21,011,695,311)	(45,979,443,295)
5,274,343	(599,062)	(33,595,143)	(18,653,293)	(25,634,697)	17,036,791
(3,653,434,578)	(783,635,122)	7,249,563,323	4,390,628,534	13,364,484,644	(3,098,286,221)
—	—	—	290,417	—	—
(2,913,715,291)	(327,764,149)	13,946,083,257	(1,583,991,917)	21,786,181,758	(5,905,800,222)
13,687,239,922	14,015,004,071	8,430,789,083	10,014,781,000	16,646,403,550	22,552,203,772
$ 10,773,524,631	$ 13,687,239,922	$22,376,872,340	$ 8,430,789,083	$ 38,432,585,308	$ 16,646,403,550

117,800,000	352,200,000	387,050,000	579,650,000	1,147,400,000	1,728,300,000
(173,200,000)	(367,000,000)	(211,600,000)	(467,600,000)	(709,450,000)	(1,841,400,000)
(55,400,000)	(14,800,000)	175,450,000	112,050,000	437,950,000	(113,100,000)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Health Care Select Sector SPDR Fund		The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 198,850,771	$ 357,877,321	$ 117,044,341	$ 186,430,409
Net realized gain (loss)	1,185,864,833	1,034,771,973	883,733,519	1,328,973
Net change in unrealized appreciation/depreciation	1,270,445,898	2,336,207,421	2,819,840,682	(581,255,965)
Net increase (decrease) in net assets resulting from operations	2,655,161,502	3,728,856,715	3,820,618,542	(393,496,583)
Net equalization credits and charges	(1,861,429)	(909,586)	9,647,609	3,346,480
Distributions to shareholders	(188,825,200)	(487,102,987)	(127,203,406)	(191,739,565)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	11,000,449,554	29,337,983,811	14,026,257,106	25,886,255,463
Cost of shares redeemed	(12,731,693,535)	(25,524,999,637)	(9,782,736,777)	(22,923,654,167)
Net income equalization	1,861,429	909,586	(9,647,609)	(3,346,480)
Net increase (decrease) in net assets from beneficial interest transactions	(1,729,382,552)	3,813,893,760	4,233,872,720	2,959,254,816
Net increase (decrease) in net assets during the period	735,092,321	7,054,737,902	7,936,935,465	2,377,365,148
Net assets at beginning of period	23,873,454,880	16,818,716,978	12,179,733,590	9,802,368,442
NET ASSETS AT END OF PERIOD	$ 24,608,547,201	$ 23,873,454,880	$20,116,669,055	$ 12,179,733,590
SHARES OF BENEFICIAL INTEREST:
Shares sold	97,800,000	302,800,000	158,250,000	350,900,000
Shares redeemed	(113,050,000)	(263,250,000)	(112,000,000)	(318,900,000)
Net increase (decrease) from share transactions	(15,250,000)	39,550,000	46,250,000	32,000,000
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund		The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund
Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20

$ 56,174,745	$ 79,924,274	$ 49,809,758	$ 86,008,359	$ 161,287,814	$ 350,216,475
426,944,387	50,522,012	(42,226,971)	206,627,209	3,405,446,364	3,843,257,015
637,382,034	116,622,938	297,129,405	(686,958,802)	1,267,319,593	6,857,150,692
1,120,501,166	247,069,224	304,712,192	(394,323,234)	4,834,053,771	11,050,624,182
(487,507)	(2,100,389)	231,357	(4,471,637)	(3,833,105)	(126,855)
(53,611,625)	(77,875,887)	(51,875,866)	(103,475,755)	(163,613,365)	(349,008,693)

7,191,959,359	10,533,682,087	1,664,374,179	5,550,212,717	13,438,795,512	27,236,583,586
(5,260,836,750)	(10,987,304,463)	(1,688,684,695)	(6,672,281,409)	(14,001,382,369)	(26,260,333,352)
487,507	2,100,389	(231,357)	4,471,637	3,833,105	126,855
1,931,610,116	(451,521,987)	(24,541,873)	(1,117,597,055)	(558,753,752)	976,377,089
2,998,012,150	(284,429,039)	228,525,810	(1,619,867,681)	4,107,853,549	11,677,865,723
3,917,044,287	4,201,473,326	2,264,405,761	3,884,273,442	34,095,025,617	22,417,159,894
$ 6,915,056,437	$ 3,917,044,287	$ 2,492,931,571	$ 2,264,405,761	$ 38,202,879,166	$ 34,095,025,617

99,600,000	188,900,000	44,800,000	156,650,000	105,900,000	293,700,000
(73,400,000)	(199,550,000)	(45,800,000)	(191,200,000)	(109,950,000)	(280,150,000)
26,200,000	(10,650,000)	(1,000,000)	(34,550,000)	(4,050,000)	13,550,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 187,756,517	$ 374,173,499
Net realized gain (loss)	299,598,080	678,296,447
Net change in unrealized appreciation/depreciation	576,231,054	(1,937,377,637)
Net increase (decrease) in net assets resulting from operations	1,063,585,651	(884,907,691)
Net equalization credits and charges	1,293,062	(4,563,546)
Distributions to shareholders	(189,612,203)	(364,880,036)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	10,965,317,002	32,590,744,688
Cost of shares redeemed	(11,271,005,896)	(31,231,688,764)
Net income equalization	(1,293,062)	4,563,546
Net increase (decrease) in net assets from beneficial interest transactions	(306,981,956)	1,363,619,470
Net increase (decrease) in net assets during the period	568,284,554	109,268,197
Net assets at beginning of period	11,405,751,305	11,296,483,108
NET ASSETS AT END OF PERIOD	$ 11,974,035,859	$ 11,405,751,305
SHARES OF BENEFICIAL INTEREST:
Shares sold	174,950,000	533,900,000
Shares redeemed	(179,850,000)	(516,400,000)
Net increase (decrease) from share transactions	(4,900,000)	17,500,000
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	The Communication Services Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	For the Period 06/19/18* - 9/30/18(a)
Net asset value, beginning of period	$ 59.40	$ 49.50	$ 48.98	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.25	0.47	0.44	0.09
Net realized and unrealized gain (loss) (c)	13.89	9.88	0.51	(1.17)
Total from investment operations	14.14	10.35	0.95	(1.08)
Net equalization credits and charges (b)	(0.01)	0.02	0.02	0.19
Distributions to shareholders from:
Net investment income	(0.24)	(0.47)	(0.45)	(0.05)
Return of Capital	—	—	—	(0.08)
Total distributions	(0.24)	(0.47)	(0.45)	(0.13)
Net asset value, end of period	$ 73.29	$ 59.40	$ 49.50	$ 48.98
Total return (d)	23.82%	21.05%	2.07%	(1.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,686,977	$10,106,071	$6,039,403	$2,035,011
Ratios to average net assets:
Total expenses	0.12%(e)	0.13%	0.13%	0.15%(e)
Net expenses	0.12%(e)	0.13%	0.13%	0.13%(e)
Net investment income (loss)	0.73%(e)	0.86%	0.93%	0.62%(e)
Portfolio turnover rate (f)	40%(g)	15%	16%	7%(g)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Periods less than one year are not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 146.99	$ 120.69	$ 117.19	$ 90.09	$ 80.03	$ 74.26
Income (loss) from investment operations:
Net investment income (loss) (b)	0.56	1.46	1.58	1.49	1.32	1.22
Net realized and unrealized gain (loss) (c)	20.99	26.34	3.51	26.81	10.07	5.79
Total from investment operations	21.55	27.80	5.09	28.30	11.39	7.01
Net equalization credits and charges (b)	0.01	(0.06)	(0.02)	0.09	0.02	(0.02)
Distributions to shareholders from:
Net investment income	(0.56)	(1.44)	(1.57)	(1.29)	(1.35)	(1.22)
Net asset value, end of period	$ 167.99	$ 146.99	$ 120.69	$ 117.19	$ 90.09	$ 80.03
Total return (d)	14.68%	23.25%	4.45%	31.63%	14.34%	9.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,378,155	$15,809,198	$13,928,314	$16,218,942	$11,518,585	$9,531,929
Ratios to average net assets:
Total expenses	0.12%(e)	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income (loss)	0.70%(e)	1.17%	1.40%	1.43%	1.54%	1.56%
Portfolio turnover rate (f)	21%(g)	11%	6%	23%	6%	10%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 64.13	$ 61.41	$ 53.92	$ 53.99	$ 53.21	$ 47.22
Income (loss) from investment operations:
Net investment income (loss) (b)	0.94	1.66	1.60	1.52	1.48	1.29
Net realized and unrealized gain (loss) (c)	4.06	2.70	7.41	(0.17)	0.72	5.99
Total from investment operations	5.00	4.36	9.01	1.35	2.20	7.28
Net equalization credits and charges (b)	(0.03)	0.00(d)	0.05	0.08	0.04	0.00(d)
Distributions to shareholders from:
Net investment income	(0.92)	(1.64)	(1.57)	(1.50)	(1.46)	(1.29)
Net asset value, end of period	$ 68.18	$ 64.13	$ 61.41	$ 53.92	$ 53.99	$ 53.21
Total return (e)	7.78%	7.32%	17.14%	2.70%	4.21%	15.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,773,525	$13,687,240	$14,015,004	$9,256,716	$8,808,903	$8,893,158
Ratios to average net assets:
Total expenses	0.12%(f)	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income (loss)	2.87%(f)	2.73%	2.84%	2.84%	2.73%	2.48%
Portfolio turnover rate (g)	2%(h)	5%	10%	12%	12%	4%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 29.97	$ 59.18	$ 75.75	$ 68.46	$ 70.62	$ 61.24
Income (loss) from investment operations:
Net investment income (loss) (b)	1.04	2.19	4.01	1.95	2.16(c)	1.79
Net realized and unrealized gain (loss) (d)	18.93	(27.49)	(18.36)	7.32	(2.18)	9.39
Total from investment operations	19.97	(25.30)	(14.35)	9.27	(0.02)	11.18
Net equalization credits and charges (b)	0.09	0.08	(0.04)	(0.02)	0.00(e)	0.04
Voluntary contribution from Affiliate	—	0.00(e)(f)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.04)	(3.99)	(2.18)	(1.96)	(2.14)	(1.84)
Net asset value, end of period	$ 48.99	$ 29.97	$ 59.18	$ 75.75	$ 68.46	$ 70.62
Total return (g)	67.44%	(44.68)%(h)	(19.08)%	13.64%	(0.01)%	18.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,376,872	$8,430,789	$10,014,781	$18,435,159	$16,617,835	$14,920,251
Ratios to average net assets:
Total expenses	0.12%(i)	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income (loss)	5.10%(i)	5.08%	6.25%	2.71%	3.12%	2.77%
Portfolio turnover rate (j)	9%(k)	13%	10%	8%	23%	6%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.44 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been (0.63)%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Contribution paid by an Affiliate in the amount of $290,417.
(g)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(h)	The contribution from an Affiliate had no impact on total return.
(i)	The ratios for periods less than one year are annualized.
(j)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(k)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 24.06	$ 28.02	$ 27.58	$ 25.84	$ 19.31	$ 22.66
Income (loss) from investment operations:
Net investment income (loss) (b)	0.31	0.60	0.57	0.48	0.39	0.43
Net realized and unrealized gain (loss) (c)	9.92	(3.94)	0.46	1.73	6.50	1.27
Total from investment operations	10.23	(3.34)	1.03	2.21	6.89	1.70
Net equalization credits and charges (b)	0.03	(0.02)	(0.03)	0.01	0.03	(0.01)
Distributions to shareholders from:
Net investment income	(0.30)	(0.60)	(0.56)	(0.48)	(0.39)	(2.10)
Return of Capital	—	—	—	—	—	(2.94)
Total distributions	(0.30)	(0.60)	(0.56)	(0.48)	(0.39)	(5.04)
Net asset value, end of period	$ 34.02	$ 24.06	$ 28.02	$ 27.58	$ 25.84	$ 19.31
Total return (d)	42.76%	(11.98)%	3.81%	8.58%	36.01%(e)	7.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,432,585	$16,646,404	$22,552,204	$31,053,806	$27,418,852	$11,973,337
Ratios to average net assets:
Total expenses	0.12%(f)	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income (loss)	2.07%(f)	2.30%	2.13%	1.72%	1.65%	1.88%
Portfolio turnover rate (g)	1%(h)	4%	4%	3%	3%	6%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Includes a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20,2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 105.56	$ 90.13	$ 95.11	$ 81.76	$ 72.09	$ 66.30
Income (loss) from investment operations:
Net investment income (loss) (b)	0.90	1.66	2.29	1.31	1.20	1.08
Net realized and unrealized gain (loss) (c)	11.09	16.08	(5.75)	13.34	9.64	5.82
Total from investment operations	11.99	17.74	(3.46)	14.65	10.84	6.90
Net equalization credits and charges (b)	(0.01)	(0.00)(d)	(0.02)	0.01	0.02	(0.01)
Distributions to shareholders from:
Net investment income	(0.86)	(2.31)	(1.50)	(1.31)	(1.19)	(1.10)
Net asset value, end of period	$ 116.68	$ 105.56	$ 90.13	$ 95.11	$ 81.76	$ 72.09
Total return (e)	11.38%	19.90%	(3.65)%	18.10%	15.21%	10.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,608,547	$23,873,455	$16,818,717	$19,632,378	$17,711,627	$12,447,213
Ratios to average net assets:
Total expenses	0.12%(f)	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income (loss)	1.62%(f)	1.67%	2.53%	1.54%	1.60%	1.54%
Portfolio turnover rate (g)	0%(h)	3%	2%	5%	4%	8%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 76.98	$ 77.66	$ 78.37	$ 70.99	$ 58.39	$ 49.91
Income (loss) from investment operations:
Net investment income (loss) (b)	0.65	1.39	1.52	1.30	1.35	1.18
Net realized and unrealized gain (loss) (c)	21.36	(0.68)	(0.63)	7.49	12.58	8.53
Total from investment operations	22.01	0.71	0.89	8.79	13.93	9.71
Net equalization credits and charges (b)	0.05	0.02	(0.03)	(0.02)	(0.01)	(0.01)
Voluntary contribution from Adviser	—	—	0.00(d)(e)	—	—	—
Distributions to shareholders from:
Net investment income	(0.66)	(1.41)	(1.57)	(1.39)	(1.32)	(1.22)
Net asset value, end of period	$ 98.38	$ 76.98	$ 77.66	$ 78.37	$ 70.99	$ 58.39
Total return (f)	28.73%	1.12%	1.25%(g)	12.43%	24.03%	19.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,116,669	$12,179,734	$9,802,368	$12,925,332	$11,055,679	$7,335,204
Ratios to average net assets:
Total expenses	0.12%(h)	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income (loss)	1.49%(h)	1.87%	2.07%	1.74%	2.07%	2.15%
Portfolio turnover rate (i)	2%(j)	3%	3%	6%	5%	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Contribution paid by an Affiliate in the amount of $60,421.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The contribution from an Affiliate had no impact on total return.
(h)	The ratios for periods less than one year are annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(j)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 63.62	$ 58.17	$ 57.92	$ 56.80	$ 47.75	$ 39.94
Income (loss) from investment operations:
Net investment income (loss) (b)	0.73	1.23	1.20	1.09	1.01	0.96
Net realized and unrealized gain (loss) (c)	15.13	5.47	0.28	1.09	9.06	7.79
Total from investment operations	15.86	6.70	1.48	2.18	10.07	8.75
Net equalization credits and charges (b)	(0.01)	(0.03)	(0.03)	0.02	0.03	0.02
Distributions to shareholders from:
Net investment income	(0.69)	(1.22)	(1.20)	(1.08)	(1.05)	(0.96)
Net asset value, end of period	$ 78.78	$ 63.62	$ 58.17	$ 57.92	$ 56.80	$ 47.75
Total return (d)	24.99%	11.76%	2.64%	3.84%	21.33%	22.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,915,056	$3,917,044	$4,201,473	$4,547,766	$4,051,402	$2,894,890
Ratios to average net assets:
Total expenses	0.12%(e)	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income (loss)	2.03%(e)	2.15%	2.18%	1.84%	1.95%	2.12%
Portfolio turnover rate (f)	4%(g)	4%	20%	17%	10%	16%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	For the Period 10/08/15*- 9/30/16(a)
Net asset value, beginning of period	$ 35.30	$ 39.35	$ 32.62	$ 32.26	$ 32.74	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.81	0.88	0.95	0.95	0.75	2.19
Net realized and unrealized gain (loss) (c)	4.22	(3.78)	6.91	0.58	0.11	1.40
Total from investment operations	5.03	(2.90)	7.86	1.53	0.86	3.59
Net equalization credits and charges (b)	0.00(d)	(0.05)	0.01	0.00(d)	(0.08)	0.24
Distributions to shareholders from:
Net investment income	(0.85)	(1.10)	(1.14)	(1.17)	(1.26)	(1.09)
Net asset value, end of period	$ 39.48	$ 35.30	$ 39.35	$ 32.62	$ 32.26	$ 32.74
Total return (e)	14.40%	(7.46)%	24.64%	4.87%	2.52%	12.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,492,932	$2,264,406	$3,884,273	$2,732,078	$2,354,818	$3,200,634
Ratios to average net assets:
Total expenses	0.12%(f)	0.13%	0.13%	0.13%	0.14%	0.16%(f)
Net expenses	0.12%(f)	0.13%	0.13%	0.13%	0.14%	0.07%(f)
Net investment income (loss)	4.43%(f)	2.42%	2.69%	2.94%	2.38%	6.82%(f)
Portfolio turnover rate (g)	3%(h)	5%	3%	7%	16%	5%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Periods less than one year are not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 116.76	$ 80.51	$ 75.30	$ 59.13	$ 47.78	$ 39.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	1.20	1.05	0.93	0.85	0.83
Net realized and unrealized gain (loss) (c)	15.94	36.24	5.18	16.17	11.35	8.22
Total from investment operations	16.49	37.44	6.23	17.10	12.20	9.05
Net equalization credits and charges (b)	(0.01)	(0.00)(d)	0.01	0.04	(0.00)(d)	0.01
Distributions to shareholders from:
Net investment income	(0.57)	(1.19)	(1.03)	(0.97)	(0.85)	(0.84)
Net asset value, end of period	$ 132.67	$ 116.76	$ 80.51	$ 75.30	$ 59.13	$ 47.78
Total return (e)	14.13%	46.88%	8.44%	29.14%	25.72%	23.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,202,879	$34,095,026	$22,417,160	$22,959,484	$17,832,444	$13,003,829
Ratios to average net assets:
Total expenses	0.12%(f)	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income (loss)	0.88%(f)	1.24%	1.44%	1.37%	1.62%	1.91%
Portfolio turnover rate (g)	3%(h)	3%	6%	19%	4%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 59.40	$ 64.73	$ 52.68	$ 53.05	$ 49.00	$ 43.29
Income (loss) from investment operations:
Net investment income (loss) (b)	0.99	2.00	1.90	1.76	1.69	1.62
Net realized and unrealized gain (loss) (c)	4.57	(5.36)	12.01	(0.28)	4.07	5.76
Total from investment operations	5.56	(3.36)	13.91	1.48	5.76	7.38
Net equalization credits and charges (b)	0.01	(0.02)	0.01	(0.04)	(0.01)	(0.03)
Distributions to shareholders from:
Net investment income	(0.98)	(1.95)	(1.87)	(1.81)	(1.70)	(1.64)
Net asset value, end of period	$ 63.99	$ 59.40	$ 64.73	$ 52.68	$ 53.05	$ 49.00
Total return (d)	9.44%	(5.12)%	26.85%	2.89%	11.88%	17.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,974,036	$11,405,751	$11,296,483	$7,642,260	$7,775,414	$7,411,727
Ratios to average net assets:
Total expenses	0.12%(e)	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income (loss)	3.17%(e)	3.29%	3.30%	3.37%	3.32%	3.40%
Portfolio turnover rate (f)	2%(g)	3%	5%	5%	2%	8%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2021, the Trust consists of eleven (11) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
The Communication Services Select Sector SPDR Fund
The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Real Estate Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

For the period ended March 31, 2021, the Energy Select Sector SPDR Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$1,257,000	$—	$1,257,000
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$36,826,810	$—	$36,826,810
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$(113,236)	$—	$(113,236)
4.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees.
The Adviser has contractually agreed to waive a portion of its advisory fee and reimburse certain expenses, until January 31, 2022, so that the annual Fund operating expenses of The Communication Services Select Sector SPDR Fund are limited to no more than 0.1345% of the Fund’s average daily net assets (exclusive of non-recurring account fees and expenses). This contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. The Adviser may continue such waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so after January 31, 2022. The waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Board. The Adviser did not waive advisory fees or reimburse expenses for The Communication Services Select Sector SPDR Fund during the year ended March 31, 2021.
The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) over $100 billion - $400 billion of net assets of the Trust, 0.004% of average daily net assets; and (v) over $400 billion of net assets of the Trust, 0.0025% of average daily net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2021, are disclosed in the Funds' respective Schedules of Investments.
Contributions from Affiliate
On September 10 and 11, 2020, State Street, an affiliate of the Funds, agreed to make contributions totaling $290,417 to The Energy Select Sector SPDR Fund related to a trade processing matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective February 1, 2021, the Board limited each Fund's 12b-1 fee to an annual rate of 0.03% of its average daily net assets (prior to February 1, 2021, each applicable Fund's 12b-1 fee was limited to an annual rate of 0.035% of its average daily net assets). This limitation is in effect through at least January 31, 2022.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index. The Trust pays an annual sub-license fee to S&P equal to 0.06% of the average aggregate net assets of all series of the Trust, subject to certain breakpoints. The fees to S&P are generally paid quarterly. Each Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2021, were as follows:
	Purchases	Sales
The Communication Services Select Sector SPDR Fund	$4,778,440,421	$4,587,639,628
The Consumer Discretionary Select Sector SPDR Fund	3,678,958,870	3,700,539,765
The Consumer Staples Select Sector SPDR Fund	248,948,653	234,477,933
The Energy Select Sector SPDR Fund	1,358,291,500	1,361,207,986
The Financial Select Sector SPDR Fund	301,142,129	360,222,725
The Health Care Select Sector SPDR Fund	79,103,807	83,728,439
The Industrial Select Sector SPDR Fund	285,862,899	237,296,323
The Materials Select Sector SPDR Fund	212,129,042	217,133,008
The Real Estate Select Sector SPDR Fund	68,721,748	69,885,136
The Technology Select Sector SPDR Fund	1,442,818,176	1,205,038,726
The Utilities Select Sector SPDR Fund	190,350,902	184,000,953
For the period ended March 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Communication Services Select Sector SPDR Fund	$ 4,007,187,167	$3,811,043,701	$1,170,991,108
The Consumer Discretionary Select Sector SPDR Fund	9,064,105,852	7,789,881,846	1,776,935,829
The Consumer Staples Select Sector SPDR Fund	5,782,624,190	9,440,405,906	604,592,916
The Energy Select Sector SPDR Fund	11,689,282,321	4,405,004,677	912,983,525
The Financial Select Sector SPDR Fund	23,316,673,685	9,928,394,694	1,416,503,336
The Health Care Select Sector SPDR Fund	6,392,604,004	8,118,885,724	1,299,748,645
The Industrial Select Sector SPDR Fund	9,866,526,594	5,695,517,644	922,219,290
The Materials Select Sector SPDR Fund	5,227,469,270	3,295,847,107	460,766,433
The Real Estate Select Sector SPDR Fund	1,001,649,700	1,025,993,330	2,682,189
The Technology Select Sector SPDR Fund	7,760,758,716	8,566,837,801	3,430,159,561
The Utilities Select Sector SPDR Fund	6,520,312,508	6,824,706,691	346,309,689

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$10,650,418,217	$2,223,783,734	$ 95,852,177	$ 2,127,931,557
The Consumer Discretionary Select Sector SPDR Fund	17,338,540,401	2,371,133,303	327,475,864	2,043,657,439
The Consumer Staples Select Sector SPDR Fund	11,072,698,170	188,552,324	484,742,037	(296,189,713)
The Energy Select Sector SPDR Fund	23,767,743,335	253,787,089	1,553,734,474	(1,299,947,385)
The Financial Select Sector SPDR Fund	35,616,590,056	3,406,934,854	587,219,669	2,819,715,185
The Health Care Select Sector SPDR Fund	23,069,603,178	2,482,400,590	955,749,053	1,526,651,537
The Industrial Select Sector SPDR Fund	19,164,458,966	1,983,607,972	966,041,081	1,017,566,891
The Materials Select Sector SPDR Fund	6,582,783,754	392,191,118	66,372,356	325,818,762
The Real Estate Select Sector SPDR Fund	2,699,102,048	61,896,973	272,798,237	(210,901,264)
The Technology Select Sector SPDR Fund	28,933,593,271	9,596,296,708	283,836,204	9,312,460,504
The Utilities Select Sector SPDR Fund	12,708,826,442	129,663,790	877,080,099	(747,416,309)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
The Communication Services Select Sector SPDR Fund	$ 236,850,727	$ 94,781,133	$ 147,724,179	$ 242,505,312
The Consumer Discretionary Select Sector SPDR Fund	47,697,119	4,353,999	43,703,055	48,057,054
The Consumer Staples Select Sector SPDR Fund	80,583,215	36,114,391	47,611,987	83,726,378
The Energy Select Sector SPDR Fund	101,988,541	99,529,012	5,380,183	104,909,195
The Financial Select Sector SPDR Fund	72,756,106	26,363,365	47,381,670	73,745,035
The Health Care Select Sector SPDR Fund	16,023,088	9,652,775	6,677,397	16,330,172
The Industrial Select Sector SPDR Fund	71,749,233	70,948,257	3,358,850	74,307,107
The Materials Select Sector SPDR Fund	240,042	250,425	—	250,425
The Real Estate Select Sector SPDR Fund	18,232,051	—	18,719,750	18,719,750
The Technology Select Sector SPDR Fund	310,650,171	41,596,228	275,144,822	316,741,050
The Utilities Select Sector SPDR Fund	5,930,187	6,125,704	—	6,125,704
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2021:
		Remaining Contractual Maturity of the Agreements As of March 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Communication Services Select Sector SPDR Fund	Common Stocks	$94,781,133	$—	$—	$—	$94,781,133	$94,781,133
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	4,353,999	—	—	—	4,353,999	4,353,999
The Consumer Staples Select Sector SPDR Fund	Common Stocks	36,114,391	—	—	—	36,114,391	36,114,391
The Energy Select Sector SPDR Fund	Common Stocks	99,529,012	—	—	—	99,529,012	99,529,012
The Financial Select Sector SPDR Fund	Common Stocks	26,363,365	—	—	—	26,363,365	26,363,365
The Health Care Select Sector SPDR Fund	Common Stocks	9,652,775	—	—	—	9,652,775	9,652,775
The Industrial Select Sector SPDR Fund	Common Stocks	70,948,257	—	—	—	70,948,257	70,948,257
The Materials Select Sector SPDR Fund	Common Stocks	250,425	—	—	—	250,425	250,425
The Technology Select Sector SPDR Fund	Common Stocks	41,596,228	—	—	—	41,596,228	41,596,228

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

		Remaining Contractual Maturity of the Agreements As of March 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Utilities Select Sector SPDR Fund	Common Stocks	$6,125,704	$—	$—	$—	$6,125,704	$6,125,704
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Change in Audit Firm
PricewaterhouseCoopers LLP (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Board selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2020 to March 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
The Communication Services Select Sector SPDR Fund	0.12%	$1,238.20	$0.67	$1,024.30	$0.61
The Consumer Discretionary Select Sector SPDR Fund	0.12	1,146.80	0.64	1,024.30	0.61
The Consumer Staples Select Sector SPDR Fund	0.12	1,077.80	0.62	1,024.30	0.61
The Energy Select Sector SPDR Fund	0.12	1,674.40	0.80	1,024.30	0.61
The Financial Select Sector SPDR Fund	0.12	1,427.60	0.73	1,024.30	0.61
The Health Care Select Sector SPDR Fund	0.12	1,113.80	0.63	1,024.30	0.61
The Industrial Select Sector SPDR Fund	0.12	1,287.30	0.68	1,024.30	0.61
The Materials Select Sector SPDR Fund	0.12	1,249.90	0.67	1,024.30	0.61
The Real Estate Select Sector SPDR Fund	0.12	1,144.00	0.64	1,024.30	0.61
The Technology Select Sector SPDR Fund	0.12	1,141.30	0.64	1,024.30	0.61
The Utilities Select Sector SPDR Fund	0.12	1,094.40	0.63	1,024.30	0.61
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.sectorspdr.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-Sector-ETF (1-866-732-8673) (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.sectorspdr.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Funds' website at www.sectorspdr.com and the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-Sector-ETF (1-866-732-8673) (toll free).

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TRUSTEES
Cheryl Burgermeister, Chairperson
Ashley T. Rabun
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion
INVESTMENT MANAGER AND ADMINISTRATOR
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
DISTRIBUTOR
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Visit www.sectorspdr.com or call 1-866-SECTOR-ETF (1-866-732-8673)
SSSPDRSAR

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 2, 2021